NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details 3) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES
Net loss	$ (167,941)	$ (53,254)	$ (1,088,402)	$ (130,060)	$ (153,026)	$ (374,820)
Numerator:
Net (Loss) attributable to Crown Equity Holdings, Inc.	$ (167,941)	$ (53,254)	$ (1,088,402)	$ (130,060)	$ (153,026)	$ (374,820)
Denominator:
Weighted average common and common equivalent shares outstanding - basic and diluted	12,606,731	11,973,418	12,269,852	11,909,339	11,936,422	11,583,371
Earnings (Loss) per Share attributable to Crown Equity Holdings, Inc.:
Basic	$ (0.01)	$ (0.00)	$ (0.09)	$ (0.01)	$ (0.01)	$ (0.03)
Diluted	$ (0.01)	$ (0.00)	$ (0.09)	$ (0.01)	$ (0.03)	$ (0.03)